Variable Interest Entities and Joint Ventures	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Variable Interest Entities and Joint Ventures [Abstract]
Variable Interest Entities and Joint Ventures

3. Variable Interest Entities and Joint Ventures

The The9 Arrangement

On March 24, 2019, the Company entered into a Joint Venture Agreement (“JVA”) with The9 Limited (“The9”). Pursuant to the JVA, the Company and The9 agreed to establish an equity joint venture in Hong Kong, which would in turn establish a wholly-owned subsidiary in China, intended to engage in the business of manufacturing, marketing, selling and distributing the planned Faraday Future Icon V9 model electric vehicle in China. The Company and The9 would each be 50% owners of the joint venture. The9 made a $5.0 million non-refundable initial deposit (“The9 Conditional Obligation”) to the Company to participate in the joint venture. The9 had the right to convert the initial deposit into various classes of stock in the Company. For accounting purposes, the deposit is a financial instrument that embodies a conditional obligation that the issuer may settle by issuing a variable number of shares. The9 Conditional Obligation was measured at fair value, was remeasured at each reporting period, and represented a Level 3 financial instrument under the fair value hierarchy (see Note 7, Fair Value of Financial Instruments). On November 22, 2020, the parties entered into an agreement to convert the initial deposit into 423,053 shares of Class A Common Stock of the Company, which were issued on February 23, 2021. Neither the Company nor The9 have made contributions to the joint venture as of March 31, 2023 and December 31, 2022, and it has yet to commence business activities.

The Geely Arrangement

In December 2020, the Company entered into a non-binding memorandum of understanding with Zhejiang Geely Holding Group Co., Ltd. (“Geely Holding”), which was also a subscriber in the PIPE Financing, pursuant to which the parties contemplate strategic cooperation in various areas including engineering, technology, supply chain, and contract manufacturing (“Geely JV”).

In January 2021, the Company and Geely Holding entered into a cooperation framework agreement and a license agreement (“Geely License”) that set forth the major commercial understanding of the proposed cooperation among the parties in the areas of potential investment into the Geely JV, engineering, technology, and contract manufacturing support. The foregoing framework agreement and the Geely License may be terminated if the parties fail to enter into the joint venture definitive agreement.

4. Variable Interest Entities and Joint Ventures

The The9 Arrangement

On March 24, 2019, the Company entered into a Joint Venture Agreement (“JVA”) with The9 Limited (“The9”). Pursuant to the JVA, the Company and The9 agreed to establish an equity joint venture in Hong Kong, which would in turn establish a wholly-owned subsidiary in China, intended to engage in the business of manufacturing, marketing, selling and distributing the planned Faraday Future Icon V9 model electric vehicle in China. The Company and The9 would each be 50% owners of the joint venture. The9 made a $5.0 million non-refundable initial deposit (“The9 Conditional Obligation”) to the Company to participate in the joint venture. The9 had the right to convert the initial deposit into various classes of stock in the Company. For accounting purposes, the deposit is a financial instrument that embodies a conditional obligation that the issuer may settle by issuing a variable number of shares. The9 Conditional Obligation was measured at fair value, was remeasured at each reporting period, and represented a Level 3 financial instrument under the fair value hierarchy (see Note 8, Fair Value of Financial Instruments). On November 22, 2020, the parties entered into an agreement to convert the initial deposit into 423,053 shares of Class A Common Stock of the Company, which were issued on February 23, 2021. Neither the Company nor The9 have made contributions to the joint venture as of December 31, 2022 and 2021, and it has yet to commence business activities.

The Geely Arrangement

In December 2020, the Company entered into a non-binding memorandum of understanding with Zhejiang Geely Holding Group Co., Ltd. (“Geely Holding”), which was also a subscriber in the PIPE Financing, pursuant to which the parties contemplate strategic cooperation in various areas including engineering, technology, supply chain, and contract manufacturing (“Geely JV”).

In January 2021, the Company and Geely Holding entered into a cooperation framework agreement and a license agreement (“Geely License”) that set forth the major commercial understanding of the proposed cooperation among the parties in the areas of potential investment into the Geely JV, engineering, technology, and contract manufacturing support. The foregoing framework agreement and the Geely License may be terminated if the parties fail to enter into the joint venture definitive agreement.

On September 7, 2021, the Company paid Liankong Technologies Co., Ltd. (“Liankong”), a subsidiary of Geely Holding, which was also a subscriber in the PIPE Financing, in accordance with the Intellectual Property License Agreement dated January 11, 2021, as supplemented on September 7, 2021, a one-time amount of $50.0 million for a non-exclusive, perpetual, irrevocable, and sublicensable license to use a platform, the Geely License. The Geely platform is an electric automotive chassis that the Company plans to use in the development of future electric vehicle models. As the Company intends to use the license in the design, construction, and testing of pre-production prototypes and models of future electric vehicles and the license has no alternative future use, the total cost to acquire the license has been expensed as incurred as research and development within operating expenses in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021.